Condensed Statements of Cash Flows (Unaudited) - CAD	6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net loss for the period	CAD (312,440)	CAD (566,598)	CAD (1,087,289)	CAD (232,956)
Items not affecting cash
Amortization	8,878	8,676	20,338	6,737
Stock based compensation (Notes 8b and 8c)	188,026	256,590	733,486	0
Units issued in settlement of debt (Note 7a)	0	0	11,256	0
Deferred income tax recovery	(7,215)	0	0	0
Accretion expense	2,076	0	0	0
Unrealized foreign exchange loss	1,046	0	0	0
Change in non-cash operating assets and liabilities
Prepaid expenses	1,215	7,173	6,605	(12,124)
Accounts receivable	4,825	(17,249)	(10,820)	(4,262)
Accounts payable	38,751	47,451	74,347	35,500
Net cash flows used in operating activities	(74,838)	(263,957)	(252,077)	(207,105)
Financing activities
Advances from shareholders	12,468	(6,469)	(94,107)	5,833
Term Loan	30,000	0	0	0
Convertible Note	32,288	0	0	0
Unit subscriptions received	0	319,680	349,680	303,180
Unit issue costs	0	(1,500)	(1,500)	0
Warrants exercised	596	0	1,113	0
Net cash flows from financing activities	75,352	311,711	255,186	309,013
Investing activities
Investment in equipment and leasehold improvements	0	(50,322)	(55,870)	(40,055)
Investment in patents	0	(5,893)	(8,829)	(1,180)
Net cash flows used in investing activities	0	(56,215)	(64,699)	(41,235)
Net change in cash	514	(8,461)	(61,590)	60,673
Cash position - beginning of period	3,084	64,674	64,674	4,001
Cash position - end of period	CAD 3,598	CAD 56,213	CAD 3,084	CAD 64,674